TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES - Amounts Paid to Manager (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011 Restated
Management Fees	$ 32,600	[1]	$ 24,200	[1]	$ 17,800	[1]
Expense Reimbursement	500		500		500
Incentive Compensation
Total management fees to affiliate	$ 33,100		$ 24,700		$ 18,300

[1]	During 2013, Newcastle paid management fees of $27.6 million, $3.5 million and $1.5 million to its Manager, Blue Harbor and Holiday, respectively. In 2012, Newcastle paid management fees of $23.1 million and $1.1 million to its Manager and Blue Harbor, respectively.